Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2016
Other payables and accrued liabilities [Abstract]
Other payables and accrued liabilities
17.	Other payables and accrued liabilities

The components of other payables and accrued liabilities are as follows:

	December 31,	December 31,
	2015	2016
	US$	US$
Contract deposit	31,740,289	81,095,384
Accrued expense	22,170,906	22,325,547
Deed tax and maintenance fund withheld for customers	13,318,504	10,566,064
Bidding deposit	1,881,217	1,959,950
Welfare payable	1,590,932	1,489,242
Other tax payable	14,178,760	7,908,792
Accrued aircraft operating expense	701,721	1,251,952
Accrued interest expense	8,445,279	42,371,395
Others	12,098,761	30,692,839

Total	106,126,369	199,661,165